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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

               Read instructions at end of Form before preparing Form.
                                Please print or type.

     1.       Name and address of issuer:

              Neuberger & Berman Income Trust

     2. Name of each series or class of funds for which this notice is filed:

              Neuberger & Berman Government Income Trust
              Neuberger & Berman Limited Maturity Bond Trust
              Neuberger & Berman Ultra Short Bond Trust

     3.       Investment Company Act File Number:       811-7724

              Securities Act File Number:       33-62872

     4.       Last day of fiscal year for which this notice is filed:

              October 31, 1995

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

              NA

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

              NA

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              None

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              None
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     9.       Number and aggregate sale price of securities sold during the fiscal year:

              880,005                           $8,429,206

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              880,005                           $8,429,206

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

              64,407                            $614,323

     12.      Calculation of registration fee:

              (i)     Aggregate sale price of securities sold
                      during the fiscal year in reliance on
                      rule 24f-2 (from Item 10):                 $8,429,206

         (ii)         Aggregate price of shares issued in
                      connection with dividend reinvestment
                      plans (from Item 11, if applicable):       +  614,323

        (iii)         Aggregate price of shares redeemed or
                      repurchased during the fiscal year
                      (if applicable):                           -3,503,659

         (iv)         Aggregate price of shares redeemed or
                      repurchased and previously applied as
                      a reduction to filing fees pursuant to
                      rule 24e-2 (if applicable):                +     -0-

              (v)     Net aggregate price of securities sold
                      and issued during the fiscal year in
                      reliance on rule 24f-2 [line (i),
                      plus line (ii), less line (iii),
                      plus line (iv)] if applicable:              5,539,870

         (vi)         Multiplier prescribed by Section 6(b)
                      of the Securities Act of 1933 or other
                      applicable law or regulation (see
                      Instruction C.6):                            x  .0002

        (vii)         Fee due (line (i) or line (v) multiplied
                      by line (vi)]:                              $1,107.97

     Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v)
                      only if the form is being filed within 60 days after the
                      close of the issuer's fiscal year.  See Instruction C.3.
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     13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

              [X]

              Date of Mailing or wire transfer of filing fees to the Commission's lockbox depository: November 15, 1995


                                     SIGNATURES

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

              By (Signature and Title)*         /s/ Michael J. Weiner
                                                ----------------------------
                                                Vice President


              Date: November 15, 1995

              *Please print the name and title of the signing officer below the signature.
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